Segment Reporting ( Long Lived Assets By Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Long-lived assets	$ 4,019.6	$ 3,565.5	$ 3,629.5
United States [Member]
Long-lived assets	2,767.1	2,587.1	2,807.9
Other Countries [Member]
Long-lived assets	$ 1,252.5	$ 978.4	$ 821.6